Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 14, 2018	Sep. 30, 2017
4.125% Senior Secured Notes due 2024
Interest rate	4.125%	4.125%	4.125%	4.125%		4.125%
4.875% Senior Secured Notes due 2024
Interest rate	4.875%	4.875%	4.875%	4.875%		4.875%
5.500% Senior Notes due 2026
Interest rate		5.50%		5.50%		5.50%
3.625% Senior Secured Notes due 2026
Interest rate	3.625%	3.625%	3.625%	3.625%		3.625%
5.625% Senior Secured Notes due 2022
Interest rate	5.625%	5.625%	5.625%	5.625%		5.625%
6.000% Senior Secured Notes due 2022
Interest rate		6.00%		6.00%		6.00%
6.250% Senior Secured Notes due 2021
Interest rate		6.25%		6.25%		6.25%
6.750% Senior Notes due 2022
Interest rate		6.75%		6.75%	6.75%	6.75%